Schedule of Assumptions used for Fair Value of Derivative Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 1		1.06%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 2		0.92%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 3		0.34%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 4		3.22
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 5		3.42
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 6		1.78
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 7		134.33%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 8		136.25%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 9		132.09%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 10		6.00
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 11		4.80
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 12		3.20
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 13		0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 14		0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 15		0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 1	0.89%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 2	0.92%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 3	3.17
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 4	3.42
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 5	115.02%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 6	136.25%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 7	$ 4.40
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 8	$ 4.80
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 9	0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 10	0.00%